FINANCIAL INSTRUMENTS (Details) $ in Thousands	12 Months Ended
	Dec. 31, 2018 USD ($) Customer	Dec. 31, 2017 USD ($)	Dec. 31, 2016 USD ($)
Derivative
Notional amount	$ 637,200	$ 250,000
Amounts reclassified from accumulated other comprehensive income/(loss) to the statement of operations	(26)	0	$ (409)
Foreign currency transaction loss		700
Net foreign exchange gain	1,100		900
Cash collateral provided	$ 172,444	182,933
Number of customers accounting for all of revenues | Customer	7
Interest Rate Swap
Derivative
Initial fixed collateral amount	$ 2,500
Cash collateral provided	6,480	0
Existing Interest Rate Swaps
Derivative
Notional amount, restructured	100,000
Terminated Interest Rate Swaps
Derivative
Notional amount, terminated	122,500
Interest Rate Swap
Derivative
Notional amount	1,783,325	1,335,307
Interest Rate Swap | Designated as Hedging Instrument | Cash Flow Hedging
Derivative
Unrealized net loss on qualifying cash flow hedging instruments	0	(100)
Cross Currency Interest Rate Swap
Derivative
Amounts reclassified from accumulated other comprehensive income/(loss) to the statement of operations		5,000
Credit valuation adjustment debited to other comprehensive income		(200)
Cross Currency Interest Rate Swap | Designated as Hedging Instrument | Cash Flow Hedging
Derivative
Unrealized net loss on qualifying cash flow hedging instruments	0	$ 0	$ 4,100
Maximum
Derivative
Amounts reclassified from accumulated other comprehensive income/(loss) to the statement of operations	$ (100)